                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Selz Capital LLC
Address:  600 Fifth Avenue (25th Floor)
          New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernard Selz
Title:  Managing Member
Phone:  (212) 218-8270

Signature, Place, and Date of Signing:

    /s/ Bernard Selz           New York, NY              7/31/08
--------------------------  ---------------------  --------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name
    --------------------   ----
    28-______________      None
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total:      146,728
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.  Form 13F File Number  Name
    ---  --------------------  ----
    ____ 28-__________         None
   [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                    Column 2    Column 3  Column 4   Column 5       Column 6          Column 8
--------                 -------------- --------- -------- --------------- ---------- ------------------------
                                                                                          Voting Authority
                                                   Value    Shares/ Prn    Investment ------------------------
Name of Issuer           Title of Class  Cusip    (x$1000) Amount/Put-Call Discretion  Sole   Shared   None
--------------           -------------- --------- -------- --------------- ---------- ------- ------ ---------
AXIS CAPITAL HOLDINGS    SHS            G0692U109   1,491     50,000  SH   SOLE        10,000   --      40,000
BANCO LATINOAMERICANO
  DE EXP                 CL E           P16994132     534     33,000  SH   SOLE        10,000   --      23,000
AMERICAN EXPRESS CO      COM            025816109   1,507     40,000  SH   SOLE        10,000   --      30,000
ANNALY CAP MGMT INC      COM            035710409   9,988    644,000  SH   SOLE       100,000   --     544,000
AVIS BUDGET GROUP        COM            053774105     251     30,000  SH   SOLE         5,000   --      25,000
CAPITALSOURCE INC        COM            14055X102   1,662    150,000  SH   SOLE        35,000   --     115,000
COMPTON PETE CORP        COM            204940100  16,043  1,261,000  SH   SOLE       242,000   --   1,019,000
CRYSTAL RIV CAP INC      COM            229393301     304     83,000  SH   SOLE            --   --      83,000
ELIXIR GAMING
  TECHNOLOGIES I         COM            28661G105     907    756,000  SH   SOLE            --   --     756,000
FARO TECHNOLOGIES INC    COM            311642102   2,643    105,000  SH   SOLE        23,000   --      82,000
FLAMEL TECHNOLOGIES SA   SPONSORED ADR  338488109   4,555    455,000  SH   SOLE        80,000   --     375,000
GOLDCORP INC NEW         COM            380956409   8,311    180,000  SH   SOLE        32,000   --     148,000
GRACE W R & CO DEL NEW   COM            38388F108   7,987    340,000  SH   SOLE        77,000   --     263,000
ISHARES SILVER TRUST     ISHARES        46428Q109   1,726     10,000  SH   SOLE         2,000   --       8,000
JER INVT TR INC          COM            46614H301   2,386    378,700  SH   SOLE        86,000   --     292,700
KKR FINANCIAL HLDGS LLC  COM            48248A306   2,625    250,000  SH   SOLE        55,000   --     195,000
KOHLBERG CAPITAL CORP    COM            500233101   1,500    150,000  SH   SOLE        36,000   --     114,000
MDC PARTNERS INC         CL A SUB VTG   552697104   4,308    600,000  SH   SOLE       130,000   --     470,000
MCKESSON CORP            COM            58155Q103   1,118     20,000  SH   SOLE         5,000   --      15,000
NORTHSTAR RLTY FIN
  CORP                   COM            66704R100   4,742    570,000  SH   SOLE        86,000   --     484,000
PROGRESSIVE GAMING
  INTL CORP              COM            74332S102   1,278  1,022,600  SH   SOLE       149,600   --     873,000
PROSHARES TR             ULTRASHRT
                         O&G            74347R586   1,870     70,000  SH   SOLE        15,000   --      55,000
RAIT FINANCIAL TRUST     COM            749227104     816    110,000  SH   SOLE        20,000   --      90,000
RANDGOLD RES LTD         ADR            752344309   5,080    110,000  SH   SOLE        24,000   --      86,000
RESOURCE AMERICA INC     CL A           761195205     662     71,000  SH   SOLE        14,000   --      57,000
RESOURCE CAP CORP        COM            76120W302   2,349    325,800  SH   SOLE        78,800   --     247,000
SILVER WHEATON CORP      COM            828336107   3,809    260,000  SH   SOLE        54,000   --     206,000
TESCO CORP               COM            88157K101  43,579  1,365,000  SH   SOLE       230,000   --   1,135,000
3-D SYS CORP DEL         COM NEW        88554D205   5,484    577,302  SH   SOLE        60,402   --     516,900
VERIFONE HLDGS INC       COM            92342Y109   1,195    100,000  SH   SOLE        25,000   --      75,000
VICOR CORP               COM            925815102   1,796    180,000  SH   SOLE        43,000   --     137,000
WALGREEN CO              COM            931422109   1,697     52,200  SH   SOLE        11,000   --      41,200
WALTER INDS INC          COM            93317Q105   2,175     20,000  SH   SOLE         5,000   --      15,000
WILLIAMS SONOMA INC      COM            969904101     350        700  PUT  SOLE           150   --         550
                                                  146,728